SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CANADA
Disclosure of operating segments [line items]
Long-term assets	$ 1,250,676	$ 2,001,034
UNITED STATES
Disclosure of operating segments [line items]
Long-term assets	$ 2,597,313	$ 2,941,310